Notes Payable, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2025	May 02, 2025	Dec. 31, 2024	Sep. 30, 2024	Feb. 02, 2024	Aug. 04, 2021
Notes Payable, Net
Amount Outstanding	$ 1,200,000		$ 1,208,146
Unamortized debt issuance costs	(17,416)		(13,420)	$ (14,100)
Notes Payable, net	$ 1,182,584		$ 1,194,726	$ 948,000
Average Interest Rate	8.10%		7.79%	7.97%
Senior unsecured bond due 2026
Notes Payable, Net
Amount Outstanding	$ 300,000		$ 300,000
Interest Rate	6.00%		6.00%			6.00%
Senior unsecured bond due 2029
Notes Payable, Net
Amount Outstanding	$ 400,000		$ 400,000
Interest Rate	9.50%		9.50%		9.50%
Senior unsecured bond due 2030
Notes Payable, Net
Amount Outstanding	$ 500,000
Interest Rate	8.25%	8.25%
Revolving credit facility
Notes Payable, Net
Amount Outstanding			$ 508,146
Interest Rate	7.31%		7.51%